Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Revenue [Abstract]
Facilitation fees									$ 736	$ 2,422	$ 20,608
Advertising revenue									6,619	3,152	4,495
Service fees on rail reservation									3,035	1,047	2,021
Brand alliance fees									3,422	3,479	621
Miscellaneous revenue									4,235	3,456	8,600
Total	$ 5,487	$ 5,733	$ 4,276	$ 2,551	$ 5,134	$ 4,137	$ 3,139	$ 1,146	$ 18,047	$ 13,556	$ 36,345